Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 6.0%
First Eagle BSL CLO Ltd., Series 2019-1A Class B (3 M SOFR + 3.512%, Floor 3.250%), 144A 7.805%, 01/20/33@,•	$4,000	$4,002,404
Granite Edvance Corp., Series 2020-1 Class A1A, 1.550%, 09/25/60	1,902	1,686,743
ICG US CLO Ltd., Series 2015-2RA Class BR (3 M SOFR + 1.750%, Floor 1.750%), 144A 6.053%, 01/16/33@,•	2,000	1,984,286
Navient Private Education Refi Loan Trust, Series 2021-EA Class A, 144A 0.970%, 12/16/69@	1,687	1,494,590
Navient Student Loan Trust,
Series 2018-EA Class A2, 144A 4.000%, 12/15/59@	898	894,424
Series 2023-BA Class A1A, 144A 6.480%, 03/15/72@	1,767	1,818,631
Nelnet Student Loan Trust, Series 2004-4 Class B (90 Day Average SOFR + 0.562%), 5.118%, 01/25/41•	2,285	2,246,403
SLM Student Loan Trust, Series 2014-2 Class A3 (30 Day Average SOFR + 0.704%), 5.044%, 03/25/55•	2,358	2,337,758
SMB Private Education Loan Trust,
Series 2014-A Class B, 144A 4.000%, 09/15/42@	1,808	1,781,309
Series 2015-C Class B, 144A 3.500%, 09/15/43@	1,460	1,449,402
Trysail CLO Ltd., Series 2022-1A Class B (3 M SOFR + 1.850%, Floor 1.850%), 144A 6.143%, 10/20/33@,•	1,500	1,500,029
TOTAL ASSET BACKED SECURITIES (Cost $21,193,196)		21,195,979

COMMERCIAL MORTGAGE BACKED SECURITIES — 12.9%
BANK5, Series 2024-5YR5 Class C, 7.011%, 02/15/29•	2,550	2,631,464
Benchmark Mortgage Trust, Series 2019-B9 Class A5, 4.016%, 03/15/52	5,000	4,813,274
FREMF Mortgage Trust,
Series 2019-K735 Class B, 144A 4.023%, 05/25/26@,•	6,000	5,927,782
Series 2019-K736 Class B, 144A 3.762%, 07/25/26@,•	1,500	1,471,864
Series 2015-K48 Class B, 144A 3.640%, 08/25/48@,•	2,500	2,486,493
Series 2016-K52 Class B, 144A 3.936%, 01/25/49@,•	5,065	5,017,697
	Par (000)	Value†

Series 2016-K53 Class C, 144A 4.048%, 03/25/49@,•	$3,525	$3,483,427
Series 2017-K70 Class C, 144A 3.811%, 12/25/49@,•	3,000	2,896,644
Series 2017-K63 Class B, 144A 3.879%, 02/25/50@,•	1,500	1,473,270
Series 2018-K85 Class C, 144A 4.320%, 12/25/50@,•	3,500	3,372,716
Series 2018-K83 Class B, 144A 4.280%, 11/25/51@,•	2,000	1,947,195
Series 2019-K102 Class B, 144A 3.530%, 12/25/51@,•	5,320	4,968,971
Series 2019-K95 Class B, 144A 3.923%, 08/25/52@,•	2,500	2,383,756
Wells Fargo Commercial Mortgage Trust, Series 2019-C51 Class A3, 3.055%, 06/15/52	2,829	2,600,127
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $47,581,181)		45,474,680

CORPORATE BONDS — 25.8%
Aerospace & Defense — 0.4%
The Boeing Co. 3.500%, 03/01/39	2,000	1,525,009
Apparel — 0.5%
VF Corp. 2.800%, 04/23/27	2,000	1,892,684
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 5.303%, 09/06/29	2,000	1,938,200
Banks — 4.3%
Allfirst Preferred Capital Trust (3 M SOFR + 1.762%) 6.064%, 07/15/29•	3,500	3,456,500
JPMorgan Chase & Co., Series B (3 M SOFR + 0.762%) 5.052%, 02/01/27•	3,200	3,147,575
State Street Corp. (3 M SOFR + 0.822%) 5.145%, 05/15/28•	3,830	3,726,420
The PNC Financial Services Group, Inc. (SOFRRATE + 1.841%) 5.582%, 06/12/29•	2,500	2,568,459
US Bancorp (UST Yield Curve CMT 5 Yr + 0.950%) 2.491%, 11/03/36•	2,500	2,073,252
		14,972,206
Beverages — 0.5%
Keurig Dr Pepper, Inc. 2.250%, 03/15/31	2,000	1,736,876

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Biotechnology — 0.8%
Amgen, Inc. 5.600%, 03/02/43	$3,000	$2,966,400
Chemicals — 0.6%
The Sherwin-Williams Co. 4.800%, 09/01/31	2,000	1,992,568
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, 10/29/28	3,000	2,817,821
Electric — 2.8%
CMS Energy Corp. (UST Yield Curve CMT 5 Yr + 2.900%) 3.750%, 12/01/50•	2,000	1,756,391
Dominion Energy, Inc., Series A (UST Yield Curve CMT 5 Yr + 2.386%) 6.875%, 02/01/55•	3,000	3,102,582
Duke Energy Carolinas LLC 2.850%, 03/15/32	2,298	2,018,437
Northern States Power Co. 3.600%, 09/15/47	4,000	2,971,523
		9,848,933
Entertainment — 0.7%
Warnermedia Holdings, Inc. 5.141%, 03/15/52	3,300	2,395,384
Food — 2.2%
Kraft Heinz Foods Co. 4.625%, 10/01/39	2,440	2,205,404
The Hershey Co. 1.700%, 06/01/30	3,000	2,606,865
The J.M. Smucker Co. 4.250%, 03/15/35	3,000	2,770,019
		7,582,288
Gas — 0.7%
The Brooklyn Union Gas Co., 144A 3.407%, 03/10/26@	2,500	2,464,140
Healthcare Products — 0.5%
Revvity, Inc. 2.250%, 09/15/31	2,000	1,681,118
Healthcare Services — 0.5%
Health Care Service Corp. A Mutual Legal Reserve Co., 144A 2.200%, 06/01/30@	2,000	1,771,807
Household Products & Wares — 0.7%
Church & Dwight Co., Inc. 2.300%, 12/15/31	3,000	2,572,038
Insurance — 1.4%
Arthur J Gallagher & Co. 5.000%, 02/15/32	2,000	1,996,678
	Par (000)	Value†

Insurance — (continued)
New York Life Global Funding, 144A 4.550%, 01/28/33@	$3,000	$2,905,290
		4,901,968
Investment Companies — 0.5%
Ares Capital Corp. 2.875%, 06/15/28	2,000	1,860,114
Media — 0.3%
Paramount Global 4.200%, 05/19/32	1,000	894,602
Pharmaceuticals — 2.0%
Becton Dickinson & Co. 3.700%, 06/06/27	1,956	1,920,880
Bristol-Myers Squibb Co. 3.400%, 07/26/29	3,253	3,118,384
Merck & Co., Inc. 3.900%, 03/07/39	2,200	1,902,938
		6,942,202
Pipelines — 1.2%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ,•	2,185	2,182,693
Western Midstream Operating LP 5.450%, 11/15/34	2,000	1,949,296
		4,131,989
Real Estate Investment Trusts — 0.4%
SBA Tower Trust, 144A 1.884%, 07/15/50@	1,500	1,462,972
Retail — 0.4%
AutoNation, Inc. 1.950%, 08/01/28	1,500	1,363,973
Semiconductors — 0.5%
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.150%, 05/01/27	2,000	1,942,227
Software — 0.4%
Roper Technologies, Inc. 1.400%, 09/15/27	1,500	1,391,620
Telecommunications — 1.7%
Crown Castle Towers LLC, 144A 3.663%, 05/15/45@	4,000	3,990,709
T-Mobile USA, Inc. 2.625%, 04/15/26	2,000	1,960,421
		5,951,130

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Transportation — 0.5%
BNSF Railway Co. Pass Through Trust, Series 2015-1, 144A 3.442%, 06/16/28@	$1,928	$1,854,360
TOTAL CORPORATE BONDS (Cost $95,220,005)		90,854,629

MUNICIPAL BONDS — 0.8%
University of Virginia 5.000%, 09/01/40 (Cost $2,760,451)	2,800	2,667,690

RESIDENTIAL MORTGAGE BACKED SECURITIES — 44.9%
Collateralized Mortgage Obligations — 28.4%
Agate Bay Mortgage Trust, Series 2015-6 Class B1, 144A 3.567%, 09/25/45@,•	2,268	2,183,475
CIM Trust,
Series 2019-INV2 Class B1A, 144A 4.744%, 05/25/49@,•	4,478	4,260,837
Series 2020-INV1 Class A13, 144A 3.000%, 04/25/50@,•	1,241	1,067,485
CSMC Trust, Series 2013-IVR2 Class A2, 144A 3.000%, 04/25/43@,•	3,437	3,071,000
Fannie Mae Pool 2.000%, 08/01/42	4,685	3,996,151
Freddie Mac Pool
5.000%, 12/01/44	4,040	4,009,111
5.500%, 08/01/53	3,040	3,036,895
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2021-2 Class MBU, 2.500%, 11/25/60	3,100	2,162,744
Ginnie Mae,
Series 2018-37 Class BY, 3.500%, 03/20/48	5,125	4,613,474
3.500%, 11/20/52	2,884	2,600,900
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3 Class A13, 144A 2.500%, 10/25/50@,•	4,347	3,634,197
GS Mortgage-Backed Securities Trust, Series 2020-PJ1 Class B1, 144A 3.611%, 05/25/50@,•	4,969	4,406,273
JP Morgan Mortgage Trust,
Series 2020-INV1 Class B1A, 144A 2.926%, 08/25/50@,•	4,507	3,760,781
Series 2020-INV1 Class A3, 144A 3.500%, 08/25/50@,•	2,962	2,658,937
Series 2020-4 Class A15, 144A 3.000%, 11/25/50@,•	4,307	3,731,431
Series 2020-8 Class A3, 144A 3.000%, 03/25/51@,•	2,693	2,327,641
	Par (000)	Value†

Collateralized Mortgage Obligations — (continued)
Series 2021-1 Class A3, 144A 2.500%, 06/25/51@,•	$4,559	$3,717,184
Series 2021-1 Class A15, 144A 2.500%, 06/25/51@,•	3,408	2,768,552
Series 2021-7 Class A15, 144A 2.500%, 11/25/51@,•	4,475	3,623,869
Series 2022-1 Class A3, 144A 2.500%, 07/25/52@,•	4,055	3,308,590
Series 2025-CCM1 Class A4, 144A 5.500%, 06/25/55@,•	3,953	3,933,818
JP Morgan Seasoned Mortgage Trust Series, Series 2024-1 Class A3, 144A 4.451%, 01/25/63@,•	3,442	3,291,690
MFA Trust, Series 2020-NQM1 Class B1, 144A 4.978%, 08/25/49@,•	2,500	2,426,595
Sequoia Mortgage Trust,
Series 2013-3 Class A2, 2.500%, 03/25/43•	7,030	6,075,520
Series 2017-5 Class A1, 144A 3.500%, 08/25/47@,•	1,638	1,474,441
Series 2020-4 Class A20, 144A 2.500%, 11/25/50@,•	2,584	2,121,399
Series 2021-5 Class A5, 144A 2.000%, 07/25/51@,•	2,665	2,301,923
Towd Point Mortgage Trust, Series 2021-1 Class A2, 144A 2.750%, 11/25/61@,•	2,500	2,078,832
Vista Point Securitization Trust, Series 2020-1 Class M1, 144A 4.151%, 03/25/65@,•	3,000	2,931,869
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-3 Class A1, 144A 3.000%, 06/25/50@,•	4,058	3,449,500
Series 2022-2 Class A2, 144A 2.500%, 12/25/51@,•	3,979	3,241,732
WinWater Mortgage Loan Trust, Series 2016-1 Class B3, 144A 3.780%, 01/20/46@,•	1,619	1,533,473
		99,800,319
Fannie Mae Pool — 6.8%
3.500%, 10/01/45	4,138	3,790,490
1.500%, 06/01/51	3,393	2,560,811
2.000%, 11/01/51	4,095	3,265,047
2.000%, 12/01/51	2,477	1,973,013
3.000%, 03/01/52	9,300	8,071,807
6.000%, 07/01/53	4,091	4,156,706
		23,817,874
Fannie Mae REMICS — 1.0%
Series 2019-48 Class MA 3.000%, 09/25/49	4,234	3,698,585

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Quality Bond Fund
	Par (000)	Value†
RESIDENTIAL MORTGAGE BACKED SECURITIES — (continued)
Freddie Mac Pool — 5.1%
2.500%, 04/01/52	$9,637	$8,006,608
4.000%, 09/01/52	6,370	5,939,770
4.000%, 01/01/53	4,451	4,150,013
		18,096,391
Freddie Mac REMICS — 2.9%
Series 5105 Class JM, 2.000%, 12/25/46	3,949	2,908,253
Series 5229 Class AL, 4.000%, 06/25/49	8,018	7,196,021
		10,104,274
Ginnie Mae — 0.7%
Series 2015-76 Class QB 3.000%, 05/20/45	2,731	2,403,439
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $166,679,301)		157,920,882

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
3.250%, 05/15/42	1,700	1,430,988
2.500%, 02/15/45	6,700	4,809,867
3.000%, 02/15/48	2,050	1,555,438
3.000%, 08/15/48	19,500	14,734,687
4.125%, 08/15/53	2,150	1,971,281
U.S. Treasury Inflation Indexed Bonds 2.125%, 02/15/54	1,035	988,821
U.S. Treasury Inflation Indexed Notes 1.750%, 01/15/34	3,100	3,089,942
U.S. Treasury Notes
4.125%, 11/30/29	2,000	2,013,047
4.125%, 11/30/31	3,000	3,004,102
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,518,899)		33,598,173
	Number of Shares
SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,281,016)	1,281,016	1,281,016
TOTAL INVESTMENTS — 100.3% (Cost $368,234,049)		$352,993,049
Other Assets & Liabilities — (0.3)%		(1,023,448)
TOTAL NET ASSETS — 100.0%		$351,969,601

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $138,109,692, which represents 39.2% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Perpetual security with no stated maturity date.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
FREMF— Freddie Mac Multifamily Securities.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
REMICS— Real Estate Mortgage Investment Conduits.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Quality Bond Fund
Futures contracts held by the Fund at March 31, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	U.S. Treasury 5 Year Note	06/30/25	110	1,000	$108	$11,897,188	$149,347	$—
							$149,347	$—